SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of the Company are prepared under ASC 270 and Rule 10-01 of Regulation S-X, and that certain information and note disclosures normally included in annual financial statements have been condensed or omitted. In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments of a normal recurring nature considered necessary for a fair presentation of the financial position and results of operations for the interim periods presented.

The results of operations for the six months ended June 30, 2026 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2026. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto as of and for the years ended December 31, 2025, 2024 and 2023 on Form 20-F filed on April 30, 2026.

Principles of consolidation

Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions within the Company have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include the useful lives of plant and equipment, operating leases, long-term investments, impairment on long-lived assets, allowance for expected credit losses, revenue recognition, share-based compensation, provision for contingent liabilities, impairment on goodwill, and intangible assets, income tax provision, deferred taxes and uncertain tax position. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Foreign currency translation

Foreign currency translation

The accompanying unaudited condensed consolidated financial statements are presented in United States dollars (“$”). The functional currency of the subsidiaries is Hong Kong dollar (“HK$”), New Taiwan dollar (“NT$”), Singaporean dollar (“SG$”). VSM, VS Media HK, VS Communication, and MLINK’s assets and liabilities are translated into $ from HK$ at period-end exchange rates. VS Media TW and VS Media SG’s assets and liabilities are translated into $ from NT$ and SG$, respectively. Their revenues and expenses are translated at the respective average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	For the six months ended June 30,
	2026	2025
Period-end $: HK$ exchange rate	7.8422	7.8497
Period average $: HK$ exchange rate	7.8309	7.7920
Period -end $: NT$ exchange rate	31.8339	29.1792
Period average $: NT$ exchange rate	31.6303	31.8386
Period -end $: SG$ exchange rate	1.2941	1.2734
Period average $: SG$ exchange rate	1.2781	1.3240

Segment reporting

Segment reporting

In accordance with Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, the Company considered whether additional disclosures were required, including significant segment expenses and measures used by the chief operating decision maker (“CODM”), the Chief Executive Officer of the Company. However, the CODM evaluates the Company’s performance based solely on financial results, and no additional measures or expense categories are used for internal decision-making.

The Company’s CODM has determined that it operates in two reportable segments, marketing services and social commerce segments for the six months ended June 30, 2026 and 2025.

The CODM evaluates the performance of each segment based on the regularly reviewed net sales, gross profit and income from operations (excluding intercompany charges) of the segment. The CODM uses net sales, gross profit and income from operations when evaluating each segment during the budget and forecasting processes. The CODM considers actual-to-budget variances for both profit measures when assessing segment performance and making decisions about the allocation of operating and capital resources to each segment. General corporate expenses include expenses incurred and directed by the corporate office that are not allocated to segments.

Expected credit losses

Expected credit losses

Accounting Standard Updates (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Loan and notes receivable

Loan and notes receivable

Loans and notes receivable are measured at amortized cost. The Company applies the CECL model under ASC 326 to estimate lifetime expected credit losses on loans and notes receivable measured at amortized cost. The allowance for credit losses is based on the amortized cost basis of the receivable and incorporates historical loss experience, current conditions, and reasonable and supportable forward-looking information. The allowance is reassessed at each reporting date, with changes recognized in credit loss expense. Amounts determined to be uncollectible are charged off against the allowance, and recoveries of amounts previously written off are recognized when collected.

Long-term investments

Long-term investments

ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative.

Equity investments without readily determinable fair values

The Company invests in equity securities of a privately-held company that do not have readily determinable fair values. After the adoption of this accounting standard, the Company elected to record equity investments without readily determinable fair values at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts shall be made to identify price changes that are known or that can reasonably be known.

Equity investments accounted for using the equity method

The Company accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investment for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary. The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed. The Company reviews goodwill for impairment at least annually at the reporting unit level or when a triggering event occurs that indicates that the fair value of the reporting unit may be below its carrying amount.

The Company performs its annual impairment test of goodwill in the end of each fiscal year. First, the Company assesses qualitative factors to determine whether a quantitative impairment test is necessary. If that qualitative assessment indicates that it is more likely than not that goodwill is impaired, the Company performs a quantitative test to compare the fair value of the reporting unit with the carrying amount, including goodwill, of the reporting unit. If the qualitative assessment indicates that it is not more likely than not that goodwill is impaired, no further testing is necessary. The goodwill impairment loss, if any, represents the excess of the carrying amount of the reporting unit over the fair value of the reporting unit. There have been no impairment charges recorded on goodwill in any of the periods presented in the unaudited condensed consolidated financial statements.

Intangible assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization. Amortization is provided over their useful lives, using the straight-line method. The estimated useful lives of the intangible assets are as follows:

Software platform	5 years

Revenue recognition

Revenue recognition

The Company receives revenue from contracts with customers, which are accounted for in accordance with Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”).

ASC Topic 606 provided the following overview of how revenue is recognized from the Company’s contracts with customers: The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

Step 4: Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

A summary of each of the Company’s revenue streams under ASC 606 is as follows:

Marketing services from clients

The Company offers clients a comprehensive suite of digital marketing services to grow their social media presence and reach their target audiences, particularly Gen Z and Millennials, to achieve marketing goals. Clients can leverage the Company’s experience in building content and fanbases with creators, their creators’ creativity, engagement, and trust among creators’ loyal fanbases to increase their brand awareness and sell products. The Company provides custom digital product offerings, including (i) advising on content strategy and budget and recommending specific creators; (ii) communicating with and managing selected creators; (iii) producing and engaging relevant content with creators to promote key messages for clients; (iv) uploading branded content on creators’ social media channels; (v) amplifying the reach of creators’ and clients’ content through precise media planning and buying via boosting marketing services on social media platforms, such as Google; and (vi) providing optimization services through data analysis and reporting.

For campaign-based marketing services, the performance obligation is a promise to place a branded content on certain social media platforms and is satisfied upon delivery of related services to clients. Such revenue is recognized at a point in time, for the amount the Company is entitled to receive, when the marketing services are provided. For optimization-based marketing services, the performance obligation is identified at the contract level as it represents a promise to deliver services under an agreed period. Each performance obligation is satisfied over time as clients receive and consume benefits when its services are performed. Such revenue is recognized over the scheduled period on the straight-line basis.

Digital marketing solutions may include third-party creators and websites, such as Google or Facebook, which can be included in a digital marketing social media campaign. The Company may contract directly with a third-party, however, the Company is responsible for delivering the campaign results to its clients with or without the third-party. The Company is responsible for any payments due to the third-party regardless of the campaign results and without regard to the status of payment from its clients. The Company has discretion in setting the price for its clients without input or approval from third parties. Accordingly, revenue is reported gross, as principal, as the performance obligation is delivered.

Marketing services from social media platforms

The company monetizes its contents by receiving the advertising revenue generated from its channel pages and posts on social media platforms, such as YouTube and Facebook. The Company recognizes revenue as performance obligations are satisfied as the creation of contents are published on the social media platforms. The advertisements are delivered primarily based on impressions of contents on social media platforms, hence the Company provided the advertising services by an on-going basis during the publication period and the outcome of the services can be received and consumed by the social media platform simultaneously. The Company pays certain third parties a percentage of advertising revenue for their service of the creation of contents. The Company controls the advertising service as the Company is primarily responsible for providing the service. Accordingly, revenue is recorded gross, as principal, and is recognized over the period in which the advertising is transmitted.

Social commerce from customers

The Company recognizes revenue from the sale of products at the point in time when control of the asset is transferred to the customer. In certain sales arrangements, although the Company did not bear inventory risk, the Company has separate agreements with its customers and suppliers. The Company has primary responsibility for products meeting customers’ specifications, instead of suppliers, and has discretion in establishing the price for the specified products that sold to customers without suppliers’ involvement. As a result, suppliers are neither party to the contractual arrangements with the Company’s customers, nor are the beneficiaries of the Company’s customer agreements. Accordingly, the Company has control over the products that are sold to customers before the products are transferred to the customers and hence revenue is reported gross, as principal, as the performance obligation is delivered.

For marketing services from clients and social media platforms, payments are usually received within 30 days upon completion of performance obligation. For social commerce from customers, customers need to make full payment before shipments.

Management does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customers and the time of payment do not typically exceed one year.

The Company’s main business operations are to provide: (i) campaign-based marketing services; (ii) optimization-based marketing services; (iii) social media platforms marketing services; and (iv) social commerce.

	Six months ended June 30,
	2026	2025
Campaign-based marketing services	$2,965,828	$2,187,128
Optimization-based marketing services	166,589	775,821
Social media platforms marketing services	225,507	296,088
Social commerce	—	—
Total revenues	$3,357,924	$3,259,037

Income taxes

Income taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the unaudited condensed consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the consolidated financial statement and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Fair Value Measurement

Fair Value Measurement

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due from (to) related parties and bank and other loans, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level valuation hierarchy is used for the disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due from (to) related parties, bank and other loans each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 – inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Recent accounting pronouncements

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that an entity disclose, in the notes to unaudited condensed consolidated financial statements, specified information about certain costs and expenses. The amendment in the ASU is intended to enhance the transparency and decision usefulness to better understand the major components of an entity’s income statement. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of the new standards on its consolidated and combined financial statements which is expected to result in enhanced disclosures.

In July 2025, the FASB issued 2025-05 to improve the measurement of credit losses for accounts receivable and contract assets. The guidance provides a practical expedient for all entities to assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the assets. The update aims to reduce the cost and complexity of estimating credit losses while maintaining decision-useful information for financial statement users. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025.

In December 2025, the FASB issued ASU 2025-11 to amend the guidance in “Interim Reporting” (Topic 270). The update provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. The amendments do not change the underlying objectives of interim reporting but are designed to enhance clarity in application. The ASU is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Management is currently evaluating the impact that the adoption of this update may have on its financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operations and cash flows.